Other operating items, net (Tables)	12 Months Ended
Dec. 31, 2020
Other operating items, net
Schedule of other operating income

DKK thousand	2020	2019	2018
Government grants	602	444	630
Gain from Bargain Purchase, cf, note 29	36,395	0	0
Gross proceeds from sale of future royalties and milestones	0	0	1,310,237
Royalty expenses regarding the above sale of future royalties and milestones	0	0	(176,882)
Fee, advisors regarding the above sale of future royalties and milestones	0	0	(34,459)
Total other operating income	36,997	444	1,099,526